Other liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other liabilities

27. Other liabilities

	2025	2024

Sundry creditors (i)	470,046	244,635
Payment transactions - other (ii)	262,008	204,426
Credit card expected credit loss (note 13) (iii)	44,679	29,490
Intermediation of securities	15,570	20,896
Payables to insurers	12,190	16,634
Third parties funds in transit (iv)	41,587	35,179
Other liabilities (v)	120,842	70,352
Total	966,922	621,612
(i)	Includes payable to suppliers.
(ii)	Correspond to prepayments from customers which exceed the credit card bill amounts.
(iii)	Includes the amount by which the expected credit card loss exceeds the gross carrying amount of the related financial assets, due to provisions for unused limits.

(iv)	Primarily related to pending settlement balances with B3 and amounts payable to a partner institution related to utility bill payments made by customers.
(v)	Primarily related to pending balances allocation that have not yet been deposited into customers' accounts and provision with loyalty program.